SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2023 (remaining)	$ 6,027
Fiscal Year 2024	24,109	$ 24,894
Fiscal Year 2025	20,091	24,894
Fiscal Year 2025		20,745
Imputed interest	(4,103)	(7,609)
Total operating lease liability	$ 46,124	$ 62,924